Business combination (Details 25) - BRL (R$) R$ in Thousands		Nov. 01, 2022	Aug. 10, 2021
Non-current
Gross contractual amount receivable for acquired trade receivables			R$ 56,854
Gross contractual amount receivable which is not expected to be collected for acquired trade receivables			R$ 541
NTERSOL Group
Current
Cash and cash equivalents		R$ 17,870
Trade receivables	[1]	36,064
Other assets		2,455
Current assets		56,389
Non-current
Other assets		88
Property, plant and equipment (note 13)		68
Right-of-use assets (note 15)		2,921
Intangible assets (note 14)	[2]	157,007
Non-current assets		160,084
Total assets		216,473
Current
Suppliers and other payables		1,091
Salaries and welfare charges		1,627
Lease liability (note 15)		673
Other liabilities		9,338
Current liabilities		12,729
Non-current
Lease liability (note 15)		2,248
Non-current liabilities		2,248
Total liabilities		14,977
Total identifiable net assets acquired		201,496
Gross contractual amount receivable for acquired trade receivables		36,085
Gross contractual amount receivable which is not expected to be collected for acquired trade receivables		R$ 679

[1]	Gross contractual amount receivable was R$ 36,085 and R$ 679was not expected to be collected.
[2]	According to the purchase price on November 01, 2022: